John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.8%				$150,496,693
(Cost $160,404,453)
Arizona 2.4%				3,549,595
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	920,000	770,050
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	401,482
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	758,521
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	752,722
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	866,820
Arkansas 0.7%				985,468
Arkansas Development Finance Authority United States Steel Corporation Project, AMT (A)(B)	5.450	09-01-52	1,000,000	985,468
California 10.3%				15,437,268
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,000,008
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	320,589
California Infrastructure & Economic Development Bank WFCS Portfolio Project, Series A1 (A)	5.000	01-01-56	250,000	236,812
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	100,000	92,341
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	625,590
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	827,289
California Statewide Communities Development Authority Community Facilities District Number 2020-02	5.250	09-01-52	500,000	504,521
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	913,245
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	348,975
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	399,996
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	720,533
CSCDA Community Improvement Authority Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	1,000,000	720,082
CSCDA Community Improvement Authority The Link Glendale, Series A2 (A)	4.000	07-01-56	400,000	312,353
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue (C)	4.937	06-01-66	2,000,000	235,516
Orange County Community Facilities District Esencia Village, Series A	5.000	08-15-41	1,000,000	1,038,263
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	810,900
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	768,099
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,941,379
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	2,018,002
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,602,775
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado 7.7%				$11,437,861
Aerotropolis Regional Transportation Authority Special Revenue	4.375	12-01-52	1,000,000	811,161
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	907,510
Fiddlers Business Improvement District Greenwood Village Colorado Refunding, GO (A)	5.550	12-01-47	1,000,000	1,036,715
Gold Hill Mesa Metropolitan District No. 2 Subordinated Series B, GO	7.000	12-15-39	1,000,000	981,033
Longs Peak Metropolitan District Colorado Limited Tax, GO (A)	5.250	12-01-51	1,000,000	865,325
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	2,753,735
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	921,837
Rampart Range Metropolitan District No. 5 Tax Supported and Special Revenue	4.000	12-01-41	1,500,000	1,268,018
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,431,654
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	7.768	12-01-37	1,466,667	460,873
Connecticut 1.6%				2,378,203
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,755,000	1,484,797
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	893,406
District of Columbia 3.0%				4,410,304
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	939,596
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (E)	6.500	10-01-41	3,000,000	3,470,708
Florida 7.4%				10,989,387
Celebration Pointe Community Development District No. 1 Alachua County (A)	5.000	05-01-48	500,000	502,342
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	566,542
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	466,803
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	739,507
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	594,608
Escambia County Health Facilities Authority Baptist Health Care Corp., Series A	4.000	08-15-45	1,500,000	1,342,064
Florida Development Finance Corp River City Science Academy (B)	5.000	07-01-57	680,000	599,713
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. (A)	4.000	07-01-51	250,000	204,141
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT	3.000	06-01-32	1,000,000	815,908
Florida Higher Educational Facilities Financial Authority Jacksonville University Educational Facilities (A)	5.000	06-01-48	750,000	745,642
Hillsborough County Industrial Development Authority Tampa General Hospital Project-Series A	4.000	08-01-55	1,000,000	840,500
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	997,889
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	928,439
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	258,686
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	605,000	$461,325
Village Community Development District CDD No. 12 (A)	4.250	05-01-43	925,000	925,278
Georgia 2.5%				3,658,921
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	500,000	493,188
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,099,370
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,044,263
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,022,100
Illinois 6.5%				9,679,074
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,088,870
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	512,454
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,058,691
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,074,898
Illinois Finance Authority Clark Lindsey , Series A	5.500	06-01-57	1,250,000	1,206,750
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	881,792
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,366,583
State of Illinois, GO	4.000	06-01-33	750,000	736,458
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	879,761
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	1,000,000	872,817
Indiana 1.2%				1,823,191
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,026,639
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	796,552
Iowa 0.6%				931,882
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	931,882
Kansas 0.3%				439,634
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	515,000	439,634
Kentucky 0.5%				723,309
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	723,309
Louisiana 0.9%				1,356,170
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	250,000	251,883
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,104,287
Maryland 1.7%				2,588,606
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,008,315
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
County of Prince George’s MD Collington Episcopal Life	5.250	04-01-47	330,000	$301,139
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	92,063
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	169,769
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,017,320
Massachusetts 1.1%				1,706,078
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	788,015
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	918,063
Michigan 1.5%				2,264,210
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	505,914
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	889,670
Summit Academy North Michigan Public School Academy Revenue Refunding	4.000	11-01-41	1,000,000	868,626
Minnesota 1.2%				1,854,532
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	460,315
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	490,783
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	903,434
Missouri 1.1%				1,692,590
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	750,000	769,987
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	922,603
Montana 0.3%				510,899
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	510,899
Nevada 0.4%				526,020
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	735,000	526,020
New Hampshire 0.6%				888,978
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	488,978
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(F)	6.125	07-01-52	1,000,000	400,000
New Jersey 1.6%				2,344,229
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	767,173
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	906,572
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	670,484
New Mexico 0.3%				432,821
Winrock Town Center Tax Increment Development District No. 1 New Mexico Gross Receipts Tax (A)	4.250	05-01-40	500,000	432,821
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
New York 7.0%				$10,485,083
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	215,229
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	601,286
Build NYC Resource Corp. New York Revenue Shefa School Project, Series A (A)	5.000	06-15-51	250,000	250,863
Erie Tobacco Asset Securitization Corp. Series A (A)(C)	7.761	06-01-60	15,000,000	856,499
Nassau County Tobacco Settlement Corp. Series D (C)	7.890	06-01-60	12,000,000	654,534
New York Counties Tobacco Trust IV Series F (C)	8.034	06-01-60	17,000,000	881,010
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	819,029
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,010,075
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	994,648
New York Transportation Development Corp. American Airlines Inc., JFK, AMT	3.000	08-01-31	200,000	186,210
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	944,266
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,027,960
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	865,000	916,717
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	421,750
Niagara Area Development Corp. Catholic Health System, Inc. Project	5.000	07-01-52	250,000	223,877
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	481,130
Ohio 4.9%				7,339,282
Buckeye Tobacco Settlement Financing Authority Senior Class 2, Series B-2	5.000	06-01-55	1,000,000	950,991
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	894,939
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	245,085
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	205,572
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,750,000	1,686,658
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	907,639
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	499,419
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	500,444
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	444,279
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,004,256
Oklahoma 0.3%				507,188
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	507,188
Oregon 0.7%				1,011,793
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,011,793
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 2.2%				$3,334,980
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	329,890
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	274,058
Lancaster County Hospital Authority Brethen Village Project	5.000	07-01-30	500,000	498,684
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	987,156
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	604,853
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	640,339
Puerto Rico 4.2%				6,240,578
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	1,536,263	791,175
Puerto Rico Commonwealth Series A, GO (C)	4.354	07-01-24	15,821	14,615
Puerto Rico Commonwealth Series A, GO (C)	5.287	07-01-33	60,892	34,564
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	44,221
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	42,531	38,991
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	32,604
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	43,178
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	43,643
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	54,344
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	55,346
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,236
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	54,627
Puerto Rico Electric Power Authority Series A (F)	7.000	07-01-43	1,250,000	1,053,125
Puerto Rico Electric Power Authority Series TT (F)	5.000	07-01-24	765,000	619,650
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (C)	6.235	07-01-26	1,343,000	1,061,529
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.202	07-01-31	1,000,000	691,530
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	5.326	07-01-46	2,500,000	712,858
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	839,342
South Carolina 1.2%				1,716,633
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	916,358
South Carolina Jobs-Economic Development Authority Solid Waste Disposal Revenue, AMT (A)	6.500	06-01-51	1,000,000	800,275
Tennessee 2.8%				4,251,490
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central Special Assessment Revenue (A)	4.000	06-01-51	500,000	420,129
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	$3,831,361
Texas 8.0%				11,985,379
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	982,550
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	980,449
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	963,163
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	4.000	07-01-41	1,000,000	901,505
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,002,313
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	514,821
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,132,611
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	497,688
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	499,922
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	422,534
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project	6.500	01-01-31	1,000,000	911,392
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	854,740
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	1,000,000	699,210
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	250,000	220,139
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,320,000	1,402,342
Utah 2.1%				3,181,764
Military Installation Development Authority Hotel Tax, Series A-1	4.000	06-01-52	1,220,000	940,213
UIPA Crossroads Public Infrastructure District Utah Tax Differential Revenue (A)	4.375	06-01-52	1,000,000	868,936
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	946,651
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	425,964
Vermont 0.8%				1,138,088
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	1,210,000	1,138,088
Virgin Islands 0.4%				525,248
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	525,248
Virginia 2.3%				3,423,811
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	512,076
Tobacco Settlement Financing Corp. Series D (C)	5.878	06-01-47	4,000,000	953,240
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	218,904
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,739,591
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington 0.4%				$647,255
Washington State Convention Center Public Facilities District Lodging Tax, Series B	3.000	07-01-58	1,000,000	647,255
West Virginia 0.6%				968,005
City of South Charleston South Charleston Park Place (A)	4.250	06-01-42	1,185,000	968,005
Wisconsin 7.5%				11,130,886
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	852,738
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	954,010
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	740,281
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,011,013
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,015,110
Public Finance Authority Roseman University of Health (A)	4.000	04-01-42	500,000	429,503
Public Finance Authority Roseman University of Health (A)	4.000	04-01-52	800,000	641,454
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	959,773
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	733,370
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	1,022,672
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	421,395
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	208,670
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,282,622
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	186,512

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	850,000	671,763
Corporate bonds 0.6%				$923,940
(Cost $1,415,522)
Health care 0.6%				923,940
Health care providers and services 0.6%
Tower Health	4.451	02-01-50	1,566,000	923,940

	Yield (%)	Shares	Value
Short-term investments 0.3%			$497,061
(Cost $497,066)
Short-term funds 0.3%
John Hancock Collateral Trust (G)	2.3160(H)	49,739	497,061
Total investments (Cost $162,317,041) 101.7%			$151,917,694
Other assets and liabilities, net (1.7%)			(2,499,952)
Total net assets 100.0%			$149,417,742

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $46,142,816 or 30.9% of the fund’s net assets as of 8-31-22.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 8-31-22.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.3
TOTAL	2.3
The fund had the following sector composition as a percentage of total investments on 8-31-22:
General obligation bonds	8.6%
Revenue bonds	90.5%
Health care	23.7%
Development	20.1%
Other revenue	15.8%
Education	12.7%
Transportation	4.1%
Tobacco	3.6%
Facilities	2.9%
Housing	2.7%
Utilities	2.2%
Pollution	1.2%
Airport	0.8%
Water and sewer	0.7%
Corporate bonds	0.6%
Short-term investments	0.3%
TOTAL	100.0%
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$150,496,693	—	$150,496,693	—
Corporate bonds	923,940	—	923,940	—
Short-term investments	497,061	$497,061	—	—
Total investments in securities	$151,917,694	$497,061	$151,420,633	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	49,739	$2,327,098	$13,202,250	$(15,030,735)	$(1,474)	$(78)	$7,927	—	$497,061
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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